SUBSEQUENT EVENTS (Narrative) (Details) - USD ($) shares in Thousands, $ in Thousands	1 Months Ended
	Feb. 15, 2022	Dec. 31, 2021	Dec. 31, 2020
Subsequent Event [Line Items]
Number of outstanding Ordinary Shares		108,883	107,923
Subsequent Event [Member] | Definitive agreement with Intel and Tower [Member]
Subsequent Event [Line Items]
Number of outstanding Ordinary Shares	109,000
Cash consideration	$ 53